Stock-Based Compensation (Summary of additional information pertaining to RSU activity) (Details) - Restricted Stock Units RSU and Performance Stock Units PSU - USD ($)
$ / shares in Units, $ in Millions
12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total fair value of awards that vested	$ 8	$ 12	$ 5
Weighted average grant date fair value of awards (in dollars per share)	$ 12.18	$ 18.66	$ 17.40